UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                     Scudder International Equity Portfolio

Investment Company Act file number  811-06071

                     Scudder International Equity Portfolio
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ProxyEdge -  Investment Company Report                   Report Date: 08/10/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudder International Equity Portfolio

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COMPANHIA VALE DO RIO DOCE                                              RIO                 Special Meeting Date: 08/18/2004
Issuer: 204412                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

I        DELIBERATION OF THE PROPOSAL FOR A FORWARD SPLIT           Shareholder        For             No
         OF SHARES ISSUED BY THE COMPANY, SO THAT EACH
         COMMON OR PREFERRED SHARE ISSUED BY THE COMPANY
         WILL BE REPRESENTED BY THREE SHARES OF THE SAME
         TYPE AND CLASS, AND THE CONSEQUENT ALTERATIONS
         OF ARTICLES 5 AND 6 OF THE COMPANY BYLAWS.

II       ELECTION, BY HOLDERS OF PREFERRED CLASS  A  SHARES,         Management        For             No
         OF ONE MEMBER AND HIS ALTERNATE FOR THE COMPANY
         S FISCAL COUNCIL, DUE TO THE RESIGNATION OF THE
         FISCAL COUNCIL MEMBERS ELECTED BY THIS CLASS
         OF SHARES, AS WELL AS THE ELECTION BY THE COMMON
         SHAREHOLDERS OF ONE ALTERNATE MEMBER, DUE TO
         THE RESIGNATION OF ONE ALTERNATE MEMBER ELECTED
         BY THE COMMON SHAREHOLDERS.

III      RECTIFICATION OF THE TOTAL ANNUAL COMPENSATION              Management        For             No
         OF THE MEMBERS OF THE COMPANY S MANAGEMENT FIXED
         BY THE ORDINARY GENERAL SHAREHOLDERS MEETING
         HELD ON APRIL 28, 2004.



----------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A. - PETROBRAS                                    PBR                 Special Meeting Date: 03/31/2005
Issuer: 71654V                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       APPROVAL OF THE MANAGEMENT REPORT, THE FINANCIAL            Management        For             No
         STATEMENTS AND AUDIT COMMITTEE S OPINION FOR
         THE FISCAL YEAR 2004.

02       APPROVAL OF THE CAPITAL EXPENDITURES BUDGET FOR             Management        For             No
         THE FISCAL YEAR 2005.

03       APPROVAL OF THE DISTRIBUTION OF RESULTS FOR THE             Management        For             No
         FISCAL YEAR 2004.

04       APPROVAL OF THE ELECTION OF MEMBERS TO THE BOARD            Management        For             No
         OF DIRECTORS, AUDIT COMMITTEE AND THEIR RESPECTIVE
         SUBSTITUTES, TO VOTE IN THE SAME MANNER AS THE
         MAJORITY OF THE SHAREHOLDERS AT THE MEETING.*

05       APPROVAL OF THE ELECTION OF THE CHAIRMAN OF THE             Management        For             No
         BOARD OF DIRECTORS.

06       APPROVAL OF THE ESTABLISHMENT OF THE COMPENSATION           Management      Against          Yes
         OF MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT
         COMMITTEE, AS WELL AS THEIR PARTICIPATION IN
         THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF
         THE COMPANY S BYLAWS.

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                                                                                                         Vote Summary Report (Long)

                                                                                                               07/01/04 to 06/30/05





Companhia Vale Do Rio                                                   Shares Voted                    Security
Doce                                                                                     77,284                         204412209
Meeting Date                           4/27/2005                                                      Meeting Type         AGM

Ballot Issues                                                                           Proponent         Mgmt            Vote
                                                                                                           Rec            Cast
                         Meeting for Holders of ADR's
                         APPRECIATION OF THE MANAGEMENT S REPORT AND ANALYSIS,
                         DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE
1                        FISCAL YEAR ENDING DECEMBER 31, 2004.                            Mgmt             For             For
                         PROPOSAL FOR THE DESTINATION OF THE PROFITS OF THE SAID
                         FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET OF THE
2                        COMPANY.                                                         Mgmt             For             For
3                        ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.               Mgmt             For             For
4                        ELECTION OF THE MEMBERS OF THE FISCAL COUNCIL.                   Mgmt             For             For
                         ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT
5                        AND FISCAL COUNCIL MEMBERS.                                      Mgmt             For             For
                         PROPOSAL FOR THE INCREASE OF CAPITAL, VIA CAPITALIZATION
                         OF RESERVES, WITHOUT ISSUE OF SHARES, AND WITH THE
                         CONSEQUENT ALTERATION OF THE MAIN SECTION OF ARTICLE 5 OF
6                        THE COMPANY BYLAWS.                                              Mgmt             For             For
7                        NEW VERSION OF CVRD S DIVIDEND POLICY.                           Mgmt             For             For


PT Telekomunikasi                                                       Shares Voted                    Security
Indonesia                                                                                164,200                        715684106
Meeting Date                           6/24/2005                                                      Meeting Type         AGM

Ballot Issues                                                                           Proponent         Mgmt            Vote
                                                                                                           Rec            Cast
                         Meeting for Holders of ADR's
                         APPROVAL OF THE COMPANY S ANNUAL REPORT FOR THE FINANCIAL
1                        YEAR 2004.                                                       Mgmt             For             For
                         RATIFICATION OF THE COMPANY AUDITED CONSOLIDATED FINANCIAL
                         STATEMENTS FOR THE FINANCIAL YEAR 2004 AND ACQUITTAL AND
                         DISCHARGE TO THE BOARD OF DIRECTORS AND BOARD OF
2                        COMMISSIONERS.                                                   Mgmt             For             For
                         DETERMINATION OF THE FINANCIAL YEAR 2004 S PROFIT
3                        UTILIZATION INCLUDING DISTRIBUTION OF DIVIDEND.                  Mgmt             For             For
                         APPOINTMENT OF PUBLIC ACCOUNTANT TO AUDIT THE COMPANY
4                        RECORDS FOR 2005 FINANCIAL YEAR.                                 Mgmt             For             For
                         DETERMINATION OF COMPENSATION FOR THE BOARD OF DIRECTORS
5                        AND BOARD OF COMMISSIONERS FOR THE FINANCIAL YEAR 2005.          Mgmt             For             For
                         APPROVAL OF ADDITION AND APPOINTMENT OF MEMBERS OF THE
6                        BOARD OF DIRECTORS DURING THE PERIOD OF 2005-2010.               Mgmt             For             For
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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Scudder International Equity Portfolio



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
       ---------
* Print the name and title of each signing officer under his or her signature.